UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06206

        Nuveen Insured Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          07/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Quality Municipal Fund, Inc. (NQI)
	July 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 0.2% (0.1% of Total Investments)
$1,135	Birmingham Waterworks and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds, Series 2002B,	1/13 at 100.00	AAA	$1,239,000
	5.250%, 1/01/20 - MBIA Insured

	Arizona - 2.1% (1.4% of Total Investments)
2,730	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds, Series	7/14 at 100.00	AAA	2,981,269
	2004A, 5.000%, 7/01/15 - FSA Insured
9,200	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series 2002B,	7/12 at 100.00	AAA	9,636,816
	5.250%, 7/01/32 (Alternative Minimum Tax) - FGIC Insured

	Arkansas - 0.8% (0.5% of Total Investments)
4,250	University of Arkansas, Fayetteville, Revenue Bonds, Medical Sciences Campus, Series 2004B,	11/14 at 100.00	Aaa	4,533,433
	5.000%, 11/01/24 - MBIA Insured

	California - 25.9% (17.1% of Total Investments)
7,885	Alameda County, California, Certificates of Participation, Alameda County Public Facilities	9/06 at 102.00	AAA	8,302,274
	Corporation, Series 1991, 6.000%, 9/01/21 (Pre-refunded to 9/01/06) - MBIA Insured
	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A:
1,275	5.250%, 10/01/23 - MBIA Insured	10/15 at 100.00	Aaa	1,399,784
1,415	5.000%, 10/01/25 - MBIA Insured	10/15 at 100.00	Aaa	1,509,664
13,175	California Pollution Control Financing Authority, Revenue Refunding Bonds, Southern California	9/09 at 101.00	AAA	14,190,792
	Edison Company, Series 1999A, 5.450%, 9/01/29 - MBIA Insured (a)
8,000	California, General Obligation Bonds, Series 2002, 5.000%, 10/01/32 - MBIA Insured	10/12 at 100.00	AAA	8,336,000
20,500	California, General Obligation Refunding Bonds, Series 2002, 5.000%, 4/01/27 - AMBAC Insured	4/12 at 100.00	AAA	21,353,620
3,750	California, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 - AMBAC Insured	4/14 at 100.00	AAA	3,936,750
	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,
	Series 2005AC:
4,045	5.000%, 12/01/24 - MBIA Insured	12/14 at 100.00	AAA	4,303,880
4,000	5.000%, 12/01/26 - MBIA Insured	12/14 at 100.00	AAA	4,246,480
5,500	California Statewide Community Development Authority, Certificates of Participation, Salk Institute	1/06 at 101.00	AAA	5,570,730
	for Biological Studies, Series 1994, 6.200%, 7/01/24 - CONNIE LEE/AMBAC Insured
2,340	Cerritos Public Financing Authority, California, Tax Allocation Revenue Bonds, Los Cerritos	11/17 at 102.00	AAA	2,514,353
	Redevelopment Projects, Series 2002A, 5.000%, 11/01/24 - AMBAC Insured
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds,
	Series 1999:
22,985	0.000%, 1/15/24 - MBIA Insured	1/10 at 44.52	AAA	8,379,641
22,000	0.000%, 1/15/31 - MBIA Insured	1/10 at 29.11	AAA	5,272,520
50,000	0.000%, 1/15/37 - MBIA Insured	1/10 at 20.19	AAA	8,310,000
5,000	Garden Grove, California, Certificates of Participation, Financing Project, Series 2002A, 5.125%,	3/12 at 101.00	AAA	5,264,150
	3/01/32 - AMBAC Insured
3,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/12 at 100.00	AAA	3,651,025
	Revenue Bonds, Series 2005A, 5.000%, 6/01/29 (WI, settling 8/04/05) - AMBAC Insured
5,000	Inland Empire Solid Waste Financing Authority, California, Revenue Bonds, Landfill Improvement	8/06 at 102.00	AAA	5,252,650
	Financing Project, Series 1996B, 6.000%, 8/01/16 (Alternative Minimum Tax) (Pre-refunded to
	8/01/06) - FSA Insured
5,453	Moreno Valley Public Finance Authority, California, GNMA Collateralized Assisted Living Housing	1/12 at 105.00	Aaa	6,003,971
	Revenue Bonds, CDC Assisted Living Project, Series 2000A, 7.500%, 1/20/42
5,860	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds,	8/05 at 100.00	AAA	6,163,138
	Redevelopment Project 1, Series 1993, 5.850%, 8/01/22 - MBIA Insured
3,615	Pasadena Unified School District, Los Angeles County, California, General Obligation Bonds, Series	5/13 at 100.00	AAA	3,969,523
	2003D, 5.000%, 5/01/24 (Pre-refunded to 5/01/13) - MBIA Insured
2,590	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple Projects,	10/14 at 100.00	AAA	2,715,071
	Series 2004, 5.000%, 10/01/25 - XLCA Insured
2,000	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	9/14 at 100.00	AAA	2,105,100
	Project, Series 2004A, 5.000%, 9/01/21 - XLCA Insured
	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco International
	Airport, Second Series 2001, Issue 27A:
7,200	5.125%, 5/01/21 (Alternative Minimum Tax) - MBIA Insured	5/11 at 100.00	AAA	7,478,712
12,690	5.250%, 5/01/31 (Alternative Minimum Tax) - MBIA Insured	5/11 at 100.00	AAA	13,189,859
1,000	Sierra Joint Community College District, Tahoe Truckee, California, General Obligation Bonds,	8/14 at 100.00	AAA	1,057,550
	School Facilities Improvement District 1, Series 2005A, 5.000%, 8/01/27 - FGIC Insured
1,575	Sierra Joint Community College District, Western Nevada, California, General Obligation Bonds,	8/14 at 100.00	AAA	1,665,641
	School Facilities Improvement District 2, Series 2005A, 5.000%, 8/01/27 - FGIC Insured

	Colorado - 2.9% (1.9% of Total Investments)
5,630	Arapahoe County Capital Improvement Trust Fund, Colorado, Vehicle Registration Fee Revenue Bonds,	8/05 at 103.00	AAA	5,816,015
	Highway E-470, Series 1986A, 6.150%, 8/31/26 (Pre-refunded to 8/31/05) - MBIA Insured
3,750	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1996D, 5.500%, 11/15/25 -	11/06 at 101.00	AAA	3,890,813
	MBIA Insured
1,250	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	1,334,287
	12/15/24 - FSA Insured
1,000	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 - FGIC	6/15 at 100.00	AAA	1,060,150
	Insured
	Board of Trustees of the University of Northern Colorado, Revenue Bonds, Series 2005:
1,925	5.000%, 6/01/21 - FSA Insured	6/15 at 100.00	AAA	2,068,047
2,015	5.000%, 6/01/22 - FSA Insured	6/15 at 100.00	AAA	2,159,657
1,200	Widefield Water and Sanitation District, El Paso County, Colorado, Water and Sewerage Revenue	12/14 at 100.00	AAA	1,275,852
	Refunding and Improvement Bonds, Series 2004, 5.000%, 12/01/25 - MBIA Insured

	Connecticut - 0.4% (0.2% of Total Investments)
2,000	Connecticut, General Obligation Bonds, Series 2004D, 5.000%, 12/01/22 - MBIA Insured	12/14 at 100.00	AAA	2,150,440

	District of Columbia - 1.4% (0.9% of Total Investments)
8,000	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax Revenue	10/08 at 101.00	AAA	8,399,040
	Bonds, Series 1998, 5.000%, 10/01/21 - AMBAC Insured

	Florida - 11.1% (7.3% of Total Investments)
1,000	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/12 at 101.00	AAA	1,054,340
	Series 2002F, 5.000%, 6/01/25 - MBIA Insured
3,250	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/13 at 101.00	AAA	3,468,595
	Series 2003J, 5.000%, 6/01/22 - AMBAC Insured
2,000	Florida Board of Education, Lottery Revenue Bonds, Series 2005A, 5.000%, 7/01/22 (DD, settling	7/15 at 101.00	AAA	2,159,880
	8/01/05) - AMBAC Insured
2,180	Florida Municipal Loan Council, Revenue Bonds, Series 2003A, 5.250%, 5/01/13 - MBIA Insured	No Opt. Call	AAA	2,411,298
20,000	Lee County, Florida, Airport Revenue Bonds, Series 2000A, 5.750%, 10/01/25 (Alternative Minimum	10/10 at 101.00	AAA	21,816,600
	Tax) - FSA Insured
4,115	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Monterey	7/11 at 100.00	AAA	4,325,976
	Pointe Apartments, Series 2001-2A, 5.850%, 7/01/37 (Alternative Minimum Tax) - FSA Insured
7,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	AAA	7,406,210
	5.375%, 10/01/32 (Alternative Minimum Tax) - FGIC Insured
1,000	Ocala, Florida, Utility System Revenue Bonds, Series 2005B, 5.250%, 10/01/25 - FGIC Insured	10/15 at 100.00	Aaa	1,096,120
3,900	Orange County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%, 8/01/29 -	8/14 at 100.00	Aaa	4,109,508
	AMBAC Insured
3,780	Palm Beach County School Board, Florida, Certificates of Participation, Series 2003A, 5.000%,	8/13 at 100.00	AAA	4,078,393
	8/01/16 - AMBAC Insured
7,435	Palm Coast, Florida, Water Utility System Revenue Bonds, Series 2003, 5.000%, 10/01/27 - MBIA	10/13 at 100.00	AAA	7,823,999
	Insured
2,170	Tallahassee, Florida, Consolidated Utility System Revenue Bonds, Series 2005, 5.000%, 10/01/25 -	10/15 at 100.00	AAA	2,322,594
	AMBAC Insured
4,070	Volusia County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%, 8/01/23 -	8/15 at 100.00	Aaa	4,321,811
	FSA Insured

	Georgia - 0.2% (0.1% of Total Investments)
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 - FSA Insured	11/14 at 100.00	AAA	1,064,320

	Hawaii - 6.0% (4.0% of Total Investments)
1,620	Hawaii County, Hawaii, General Obligation Bonds, Series 2003A, 5.000%, 7/15/21 - FSA Insured	7/13 at 100.00	AAA	1,725,170
	Hawaii Department of Transportation, Airport System Revenue Refunding Bonds, Series 2000B:
8,785	6.625%, 7/01/18 (Alternative Minimum Tax) - FGIC Insured	7/10 at 101.00	AAA	9,955,953
7,000	6.000%, 7/01/19 (Alternative Minimum Tax) - FGIC Insured	7/10 at 101.00	AAA	7,732,060
16,180	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company	5/06 at 101.00	AAA	16,704,879
	Inc., Series 1996A, 6.200%, 5/01/26 (Alternative Minimum Tax) - MBIA Insured

	Illinois - 15.3% (10.0% of Total Investments)
9,500	Chicago, Illinois, Second Lien General Airport Revenue Refunding Bonds, O'Hare International	1/10 at 101.00	AAA	10,153,790
	Airport, Series 1999, 5.500%, 1/01/15 (Alternative Minimum Tax) - AMBAC Insured
4,000	Illinois Development Finance Authority, Revenue Bonds, Bradley University, Series 1999, 5.500%,	8/09 at 101.00	AAA	4,382,960
	8/01/29 (Pre-refunded to 8/01/09) - AMBAC Insured
25,000	Illinois Health Facilities Authority, Revenue Bonds, Iowa Health System, Series 2000, 5.875%,	2/10 at 101.00	AAA	27,666,750
	2/15/30 - AMBAC Insured
15,785	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2002, 5.250%, 4/01/27 - FSA	4/12 at 100.00	AAA	16,900,999
	Insured
13,275	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 5.250%, 5/01/26 - FSA	5/11 at 100.00	AAA	14,133,760
	Insured
18,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	7,428,420
	Project, Series 2002A, 0.000%, 12/15/24 - MBIA Insured
10,000	University of Illinois, Certificates of Participation, Utility Infrastructure Projects, Series	8/11 at 100.00	AAA	10,985,800
	2001B, 5.250%, 8/15/21 (Pre-refunded to 8/15/11) - AMBAC Insured

	Indiana - 1.9% (1.2% of Total Investments)
1,610	Hammond Multi-School Building Corporation, Lake County, Indiana, First Mortgage Revenue Bonds,	7/13 at 100.00	AAA	1,705,859
	Series 2003B, 5.000%, 7/15/19 - FGIC Insured
7,790	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 1990A, 7.250%, 6/01/15 -	No Opt. Call	AAA	9,628,518
	AMBAC Insured

	Kansas - 0.5% (0.4% of Total Investments)
3,000	Wichita, Kansas, Water and Sewerage Utility Revenue Bonds, Series 2003, 5.000%, 10/01/21 - FGIC	10/13 at 100.00	AAA	3,207,210
	Insured

	Kentucky - 6.0% (4.0% of Total Investments)

	Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, First Series 2005:
5,600	5.000%, 5/01/23 - MBIA Insured	5/15 at 100.00	AAA	5,962,152
3,015	5.000%, 5/01/25 - MBIA Insured	5/15 at 100.00	AAA	3,200,031

	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton Healthcare
	Inc., Series 2000C:
6,345	0.000%, 10/01/27 - MBIA Insured	10/13 at 101.00	AAA	6,962,940
18,185	0.000%, 10/01/28 - MBIA Insured	10/13 at 101.00	AAA	19,916,939

	Louisiana - 2.9% (1.9% of Total Investments)

13,170	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 1995, 6.200%, 10/01/21	10/05 at 101.00	AAA	13,381,774
	(Pre-refunded to 10/01/05) - AMBAC Insured

4,045	Orleans Levee District, Louisiana, Levee District General Obligation Bonds, Series 1986, 5.950%,	12/05 at 103.00	AAA	4,206,719
	11/01/15 - FSA Insured

	Maine - 1.5% (1.0% of Total Investments)

8,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 1999B, 6.000%,	7/09 at 101.00	AAA	8,795,040
	7/01/29 - MBIA Insured

	Maryland - 1.4% (0.9% of Total Investments)

7,535	Maryland Transportation Authority, Airport Parking Revenue Bonds, Baltimore-Washington	3/12 at 101.00	AAA	8,196,046
	International Airport Passenger Facility, Series 2002B, 5.500%, 3/01/18 (Alternative Minimum Tax) -
	AMBAC Insured

	Massachusetts - 1.9% (1.3% of Total Investments)

5,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series 2002A,	7/12 at 100.00	AAA	5,446,150
	5.000%, 7/01/27 (Pre-refunded to 7/01/12) - FGIC Insured

	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004:
1,250	5.250%, 1/01/21 (Pre-refunded to 1/01/14) - FGIC Insured	1/14 at 100.00	AAA	1,382,875
1,000	5.250%, 1/01/22 (Pre-refunded to 1/01/14) - FGIC Insured	1/14 at 100.00	AAA	1,106,300
1,195	5.250%, 1/01/23 (Pre-refunded to 1/01/14) - FGIC Insured	1/14 at 100.00	AAA	1,322,029
2,000	5.250%, 1/01/24 (Pre-refunded to 1/01/14) - FGIC Insured	1/14 at 100.00	AAA	2,212,600

	Michigan - 0.8% (0.6% of Total Investments)

4,750	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/09 at 102.00	AAA	5,043,455
	Bonds, Detroit Edison Company, Series 1999A, 5.550%, 9/01/29 (Alternative Minimum Tax) - MBIA
	Insured

	Minnesota - 0.0% (0.0% of Total Investments)

127	St. Louis Park, Minnesota, GNMA Mortgage-Backed Securities Program Single Family Residential	10/05 at 100.00	Aaa	127,088
	Mortgage Revenue Bonds, Series 1991A, 7.250%, 4/20/23

	Mississippi - 1.5% (1.0% of Total Investments)

2,545	Harrison County Wastewater Management District, Mississippi, Wastewater Treatment Facilities	No Opt. Call	AAA	3,335,299
	Revenue Refunding Bonds, Series 1991A, 8.500%, 2/01/13 - FGIC Insured

2,715	Harrison County Wastewater Management District, Mississippi, Revenue Refunding Bonds, Wastewater	No Opt. Call	AAA	3,486,386
	Treatment Facilities, Series 1991B, 7.750%, 2/01/14 - FGIC Insured

1,945	Mississippi Home Corporation, GNMA Collateralized Single Family Mortgage Revenue Bonds, Series	6/06 at 105.00	Aaa	1,985,261
	1996C, 7.600%, 6/01/29 (Alternative Minimum Tax)

	Missouri - 0.3% (0.2% of Total Investments)

1,500	Camdenton Reorganized School District R3, Camden County, Missouri, General Obligation Bonds, Series	No Opt. Call	AAA	1,644,930
	2005, 5.250%, 3/01/24 - FSA Insured
	Nevada - 7.0% (4.6% of Total Investments)
33,700	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail	1/10 at 100.00	AAA	35,728,066
	Project, First Tier, Series 2000, 5.375%, 1/01/40 - AMBAC Insured
5,720	Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno Transportation Rail Access	6/12 at 100.00	AAA	5,982,548
	Corridor Project, Series 2002, 5.125%, 6/01/32 - AMBAC Insured

	New Jersey - 1.1% (0.7% of Total Investments)
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
1,700	5.000%, 7/01/22 - MBIA Insured	7/14 at 100.00	AAA	1,813,968
1,700	5.000%, 7/01/23 - MBIA Insured	7/14 at 100.00	AAA	1,810,041
2,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 - FGIC Insured	7/13 at 100.00	AAA	2,675,250

	New Mexico - 1.1% (0.7% of Total Investments)
	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2004C:
1,420	5.000%, 6/01/22 - AMBAC Insured	6/14 at 100.00	AAA	1,514,430
3,290	5.000%, 6/01/23 - AMBAC Insured	6/14 at 100.00	AAA	3,501,251
1,530	New Mexico State University, Revenue Bonds, Series 2004, 5.000%, 4/01/23 - AMBAC Insured	4/14 at 100.00	AAA	1,626,681

	New York - 13.0% (8.5% of Total Investments)
8,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series	7/12 at 100.00	AAA	8,467,440
	2002A, 5.000%, 7/01/25 - FGIC Insured
4,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	AAA	4,776,840
	5.000%, 11/15/30 - AMBAC Insured
11,760	Dormitory Authority of the State of New York, Lease Revenue Bonds, Court Facilities, Series 1999,	5/10 at 101.00	AAA	13,203,540
	5.750%, 5/15/30 (Pre-refunded to 5/15/10) - AMBAC Insured
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	3,195,570
	Improvements, Series 2005D, 5.000%, 2/15/23 - FGIC Insured
10,875	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series	5/06 at 102.00	AAA	11,341,646
	1996A, 6.125%, 11/01/20 - FSA Insured
4,200	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 82, 5.550%, 10/01/19	10/09 at 100.00	AAA	4,367,244
	(Alternative Minimum Tax) - MBIA Insured
15,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program,	10/12 at 100.00	AAA	16,781,550
	Series 2002D, 5.500%, 10/01/17 - MBIA Insured
6,595	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2005A, 5.000%,	3/15 at 100.00	AAA	7,038,580
	3/15/25 - FSA Insured
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,630	5.000%, 10/15/24 - MBIA Insured	10/14 at 100.00	AAA	1,748,615
1,675	5.000%, 10/15/25 - MBIA Insured	10/14 at 100.00	AAA	1,794,226
5,000	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue Bonds,	11/13 at 100.00	AAA	5,247,050
	Series 2003A, 5.000%, 11/15/32 - FGIC Insured

	North Carolina - 0.3% (0.2% of Total Investments)
1,720	Union County, North Carolina, Certificates of Participation, Series 2003, 5.000%, 6/01/16 - AMBAC	6/13 at 101.00	AAA	1,862,984
	Insured

	Ohio - 2.2% (1.4% of Total Investments)
7,000	Cleveland State University, Ohio, General Receipts Bonds, Series 2004, 5.250%, 6/01/19 - FGIC	6/14 at 100.00	AAA	7,670,250
	Insured
5,000	Lorain County, Ohio, Health Facilities Revenue Bonds, Catholic Healthcare Partners, Series 1999A,	9/09 at 102.00	AAA	5,436,500
	5.500%, 9/01/29 - AMBAC Insured

	Pennsylvania - 2.0% (1.3% of Total Investments)

7,000	Allegheny County, Pennsylvania, Airport Revenue Refunding Bonds, Pittsburgh International Airport,	1/08 at 101.00	AAA	7,292,460
	Series 1997A, 5.250%, 1/01/16 (Alternative Minimum Tax) - MBIA Insured

2,500	Cumberland Valley School District, Cumberland County, Pennsylvania, General Obligation Bonds,	11/15 at 100.00	Aaa	2,699,250
	Series 2005, 5.000%, 11/15/20 - FSA Insured

2,000	Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue Bonds, Series 2005B, 5.000%,	12/15 at 100.00	AAA	2,126,920
	12/01/23 - FGIC Insured

	Puerto Rico - 1.4% (0.9% of Total Investments)

5,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%,	No Opt. Call	AAA	5,761,150
	7/01/16 - FGIC Insured

2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 - FGIC	7/15 at 100.00	AAA	2,704,075
	Insured

	South Carolina - 0.5% (0.4% of Total Investments)

3,000	Charleston County School District, South Carolina, General Obligation Bonds, Series 2004A, 5.000%,	2/14 at 100.00	AAA	3,197,790
	2/01/22 - AMBAC Insured

	Tennessee - 1.4% (0.9% of Total Investments)

	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Refunding
	Bonds, Covenant Health, Series 2002A:
7,500	0.000%, 1/01/24 - FSA Insured	1/13 at 52.75	AAA	2,740,500
5,000	0.000%, 1/01/25 - FSA Insured	1/13 at 49.71	AAA	1,718,200
2,750	0.000%, 1/01/26 - FSA Insured	1/13 at 46.78	AAA	888,085

	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series
	2005A:
1,400	5.000%, 5/01/24 - MBIA Insured	5/15 at 100.00	AAA	1,492,848
1,250	5.000%, 5/01/26 - MBIA Insured	5/15 at 100.00	AAA	1,328,775

	Texas - 22.5% (14.8% of Total Investments)

8,000	Abilene Health Facilities Development Corporation, Texas, Hospital Revenue Refunding and	9/05 at 102.00	AAA	8,180,880
	Improvement Bonds, Hendrick Medical Center Project, Series 1995C, 6.150%, 9/01/25 - MBIA Insured

5,275	Austin, Texas, Combined Utility System Revenue Refunding Bonds, Series 1997, 5.125%, 11/15/20 -	11/07 at 100.00	AAA	5,480,936
	FSA Insured

3,135	Corpus Christi, Texas, Utility System Revenue Bonds, Series 2004, 5.250%, 7/15/20 - FSA Insured	7/14 at 100.00	AAA	3,414,078

3,000	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	AAA	3,289,020
	Series 2001A, 5.750%, 11/01/13 (Alternative Minimum Tax) - FGIC Insured

3,735	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds, Series	2/13 at 100.00	AAA	3,916,932
	2003, 5.125%, 2/15/31 - FSA Insured

	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990:
1,165	7.400%, 2/15/10 - AMBAC Insured	No Opt. Call	AAA	1,253,330
2,235	7.400%, 2/15/10 - AMBAC Insured	No Opt. Call	AAA	2,462,881

4,500	Houston, Texas, General Obligation Public Improvement Bonds, Series 2001A, 5.000%, 3/01/22 - FSA	3/11 at 100.00	AAA	4,738,410
	Insured

4,685	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.500%, 7/01/19	7/10 at 100.00	AAA	5,003,580
	(Alternative Minimum Tax) - FSA Insured

5,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%, 5/15/24 -	5/14 at 100.00	AAA	5,403,400
	FGIC Insured

17,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A,	No Opt. Call	AAA	20,832,990
	5.750%, 12/01/32 - FSA Insured

19,200	Jefferson County Health Facilities Development Corporation, Texas, FHA-Insured Mortgage Revenue	8/11 at 100.00	AAA	20,302,848
	Bonds, Baptist Hospital of Southeast Texas, Series 2001, 5.400%, 8/15/31 - AMBAC Insured

6,000	Laredo Community College District, Texas, Limited Tax General Obligation Bonds, Series 2001,	8/10 at 100.00	AAA	6,438,360
	5.375%, 8/01/31 - AMBAC Insured
2,000	Laredo Independent School District Public Facilities Corporation, Texas, Lease Revenue Bonds,	8/11 at 100.00	AAA	2,073,940
	Series 2004A, 5.000%, 8/01/24 - AMBAC Insured
22,045	North Central Texas Health Facilities Development Corporation, Revenue Bonds, Children's Medical	8/12 at 101.00	AAA	23,415,979
	Center of Dallas, Series 2002, 5.250%, 8/15/32 - AMBAC Insured
17,429	Tarrant County Housing Finance Corporation, Texas, GNMA Collateralized Mortgage Loan Multifamily	3/12 at 105.00	Aaa	18,929,985
	Housing Revenue Bonds, Bardin Green Apartments Project, Series 2001, 6.600%, 9/20/42

	Utah - 0.6% (0.4% of Total Investments)
3,215	Salt Lake City, Utah, Hospital Revenue Refunding Bonds, IHC Hospitals Inc., Series 1988A, 8.000%,	11/05 at 100.00	AAA	3,399,123
	5/15/07

	Virginia - 0.5% (0.3% of Total Investments)
2,575	Spotsylvania County, Virginia, Water and Sewerage System Revenue Bonds, Series 2005, 5.000%,	6/15 at 100.00	AAA	2,755,559
	6/01/24 - FSA Insured

	Washington - 10.9% (7.1% of Total Investments)
10,730	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Refunding	7/11 at 101.00	AAA	11,685,936
	Bonds, Series 2001C, 5.650%, 7/01/32 (Alternative Minimum Tax) - MBIA Insured
4,655	Seattle Housing Authority, Washington, GNMA Collateralized Mortgage Loan Low Income Housing	9/11 at 102.00	AAA	5,140,749
	Assistance Revenue Bonds, RHF/Esperanza Apartments Project, Series 2000A, 6.125%, 3/20/42
	(Alternative Minimum Tax)
15,025	Seattle Housing Authority, Washington, GNMA Collateralized Mortgage Loan Low Income Housing	11/11 at 105.00	AAA	17,069,001
	Assistance Revenue Bonds, Park Place Project, Series 2000A, 7.000%, 5/20/42
5,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 2000, 5.250%, 12/01/21 - FSA	12/10 at 100.00	AAA	5,377,100
	Insured
10,000	Washington, General Obligation Refunding Bonds, Series R-2003A, 5.000%, 1/01/19 - MBIA Insured	1/12 at 100.00	AAA	10,649,100
2,500	Washington State Healthcare Facilities Authority, Revenue Bonds, Providence Services, Series 1999,	12/09 at 101.00	AAA	2,698,600
	5.375%, 12/01/19 - MBIA Insured
11,750	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 1, Series 1998A,	7/08 at 102.00	AAA	12,510,107
	5.125%, 7/01/17 - MBIA Insured

	West Virginia - 2.3% (1.5% of Total Investments)
12,845	West Virginia Water Development Authority, Infrastructure Revenue Bonds, Infrastructure and Jobs	10/10 at 100.00	AAA	13,967,781
	Development Council Program, Series 2000A, 5.500%, 10/01/39 - FSA Insured

	Wisconsin - 0.4% (0.3% of Total Investments)
2,180	Green Bay, Wisconsin, Water System Revenue Bonds, Series 2004, 5.000%, 11/01/26 - FSA Insured	11/14 at 100.00	Aaa	2,308,185

$943,099	Total Long-Term Investments (cost $854,428,984) - 152.2%			912,406,596

	Other Assets Less Liabilities - 0.8%			5,205,488

	Preferred Shares, at Liquidation Value - (53.0)%			(318,000,000)

	Net Assets Applicable to Common Shares - 100%			$599,612,084

All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S.
Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
(DD)	Security purchased on a delayed delivery basis.
(WI)	Security purchased on a when-issued basis.
(a)	The issuer has received a preliminary adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on investment transactions.

At July 31, 2005, the cost of investments was $854,058,602.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2005, were as follows:

Gross unrealized:
Appreciation	$58,851,592
Depreciation	(503,598)

Net unrealized appreciation of investments	$58,347,994

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         09/29/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         09/29/05

* Print the name and title of each signing officer under his or her signature.